Subsequent Events (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Dec. 12, 2022	Mar. 23, 2023	Jan. 17, 2023	Dec. 31, 2022
Statement [Line Items]
Description of option agreement	acquire a 100% interest in the Radis Property through payment of certain cash and common shares over a three year period, payments of which may be accelerated by the Optionee. The Company shall retain a 2% NSR on the property, three-quarters of which may be purchased by the Optionee for $1,500
Share Options
Statement [Line Items]
Shares issued				2,712,800
Exercise price			$ 0.82
Description of share option			will vest over 18 months with an expiry term of five years
Share issued to ums employees				983,800
Private Placement Finanacing
Statement [Line Items]
Shares issued		2,712,800
FT price per share		$ 1.44
Gross proceeds		$ 8,750